Other accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023
Current [Abstract]
Recoverable taxes	$ 195,242		$ 194,918
Employees	94		4,540
Others	15,505		14,633
Other accounts receivable	210,841		214,091
Non-current [Abstract]
Value added tax recoverable	63,019	[1]	195,473
Other accounts receivable	$ 273,860		$ 409,564

[1]	During 2024 and 2023, the Value Added Tax (VAT) recovery processes have been prolonged by the tax authorities by extending the recovery periods.